Promissory Notes Convertible Into Common Stock (Detail) (USD $)	0 Months Ended					12 Months Ended															12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Related Party [Member]	Dec. 31, 2011 Related Party [Member]	Dec. 31, 2012 Related Party [Member] Senior Notes One [Member]	Dec. 31, 2011 Related Party [Member] Senior Notes One [Member]	Dec. 31, 2012 Related Party [Member] Senior Notes Two [Member]	Dec. 31, 2011 Related Party [Member] Senior Notes Two [Member]	Dec. 31, 2012 Related Party [Member] Senior Notes Three [Member]	Dec. 31, 2011 Related Party [Member] Senior Notes Three [Member]	Dec. 31, 2012 Related Party [Member] Senior Notes Four [Member]	Dec. 31, 2011 Related Party [Member] Senior Notes Four [Member]	Dec. 31, 2012 Related Party [Member] Senior Notes Five [Member]	Dec. 31, 2011 Related Party [Member] Senior Notes Five [Member]	Dec. 31, 2011 Related Party [Member] Senior Notes Six [Member]	Dec. 31, 2011 Related Party [Member] Junior Notes [Member]	Dec. 31, 2011 Related Party [Member] Abhd Convertible Notes [Member]	Dec. 31, 2012 Non Related Party [Member]	Dec. 31, 2011 Non Related Party [Member]	Dec. 31, 2012 Non Related Party [Member] Senior Notes One [Member]	Dec. 31, 2011 Non Related Party [Member] Senior Notes One [Member]	Dec. 31, 2012 Non Related Party [Member] Senior Notes Two [Member]	Dec. 31, 2011 Non Related Party [Member] Senior Notes Two [Member]	Dec. 31, 2012 Non Related Party [Member] Junior Notes [Member]	Dec. 31, 2012 Non Related Party [Member] Secured Abhd Notes [Member]	Dec. 31, 2011 Non Related Party [Member] Secured Abhd Notes [Member]	Dec. 31, 2011 Non Related Party [Member] Secured Abhd Notes One [Member]	Dec. 31, 2011 Non Related Party [Member] Secured Abhd Notes Two [Member]	Dec. 31, 2011 Non Related Party [Member] Secured Abhd Notes Three [Member]	Dec. 31, 2011 Non Related Party [Member] Secured Abhd Notes Four [Member]	Dec. 31, 2011 Non Related Party [Member] Secured Abhd Notes Five [Member]	Dec. 31, 2011 Non Related Party [Member] Secured Abhd Notes Six [Member]	Dec. 31, 2011 Non Related Party [Member] Secured Abhd Notes Seven [Member]	Dec. 31, 2011 Non Related Party [Member] Abhd Convertible Notes [Member]
Convertible Notes Payable		$ 2,336,000	$ 6,372,763	$ 1,710,000	$ 2,459,681	$ 585,000	$ 750,000	$ 400,000	$ 400,000	$ 200,000	$ 200,000	$ 325,000	$ 325,000	$ 200,000	$ 200,000	$ 6,000	$ 100,000	$ 500,000	$ 626,000	$ 3,913,082	$ 115,000	$ 55,000	$ 6,000	$ 100,000	$ 25,000	$ 480,000	$ 25,000	$ 25,000	$ 50,000	$ 550,000	$ 675,000	$ 650,000	$ 1,645,000	$ 380,000	$ 200,000
Debt Instrument, Convertible, Effective Interest Rate	15.00%					0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	12.00%			0.00%	0.00%	0.00%	0.00%	0.00%	6.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Debt Instrument, Convertible, Conversion Ratio						0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.50	0.60			0.70	0.70	0.70	0.70	0.50	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.60
Debt Instrument, Convertible, Latest Date						Mar. 31, 2013	Mar. 31, 2013	Jul. 07, 2013	Jul. 07, 2013	Dec. 19, 2013	Dec. 19, 2013	Feb. 03, 2014	Feb. 03, 2014	Apr. 16, 2014	Apr. 16, 2014	May 11, 2014	Sep. 30, 2011	Apr. 30, 2012			Mar. 31, 2013	Apr. 08, 2014	May 11, 2014	Nov. 25, 2014	Nov. 30, 2011	May 01, 2013	May 15, 2012	May 18, 2012	May 22, 2012	Jun. 03, 2012	Jun. 19, 2012	Jul. 24, 2012	Aug. 18, 2012	Aug. 24, 2012	Apr. 30, 2012
Debt Instrument, Unamortized Discount																		$ (21,319)									$ (441,918)